Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
9. Stock-based Compensation
In February 2021, the Company adopted the 2021 Equity Incentive Plan (the “2021 Plan”) for the issuance of stock options to the Company’s key directors, officers, employees and consultants, as a means to secure the benefits arising from capital stock ownership. In connection with the Company’s IPO in November 2023, the Company adopted the 2023 Equity Incentive Plan (the “2023 Plan”) and the 2023 Employee Stock Purchase Plan (the “2023 ESPP” and collectively with the 2021 Plan and 2023 Plan, the “Plans”). The purposes of the Plans are to promote the alignment of the interests of key directors, officers, employees, and consultants with the success of the Company and to provide compensation opportunities to attract, retain and motivate directors, officers, employees, and consultants of the Company.
The Company’s Board of Directors adopted the 2023 Plan and the 2023 ESPP in October 2023, and the Company’s stockholders approved the 2023 Plan and the 2023 ESPP in October 2023. In connection with the IPO, the Company’s 2023 Equity Incentive Plan (the “2023 Plan”) and its 2023 Employee Stock Purchase Plan (the “2023 ESPP”) became effective. Upon the effectiveness of the 2023 Plan and the 2023 ESPP:

•
582,699 shares of common stock reserved for future issuance under the 2021 Plan ceased to be available for issuance and were added to, and became available for issuance under, the 2023 Plan, and no further grants will be made under the 2021 Plan;

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1,803,980 shares of common stock were reserved for future issuance under the 2023 Plan, in addition to the shares of common stock reserved for issuance under the 2021 Plan that were added to the shares reserved under the 2023 Plan; and

•	238,600 shares of common stock were reserved for future issuance under the 2023 ESPP.
The maximum number of shares of common stock that may be issued under the 2023 Plan is 4,737,000 shares, which is approximately the sum of (i) 1,803,980 new shares, plus (ii) the 2021 Plan’s available reserve, plus (iii) the number of returning shares, if any, upon the cancellation or forfeiture of equity awards that are outstanding under the 2021 Plan. In addition, the number of shares of common stock reserved for issuance under the 2023 Plan will automatically increase on January 1 of each year, beginning on January 1, 2024, and continuing through and including January 1, 2033, by 5% of the total number of shares of common stock outstanding on December 31 of the immediately preceding calendar year, or a lesser number of shares determined by the Company’s Board of Directors prior to the applicable January 1. The number of shares of common stock reserved for issuance under the 2023 ESPP will automatically increase on January 1 of each calendar year, beginning on January 1, 2024 and continuing through and including January 1, 2033, by the lesser of (i) 1% of the total number of shares of capital stock outstanding on December 31 of the preceding calendar year, (ii) 477,200 shares and (iii) a number of shares determined by the Company’s Board of Directors. Shares subject to purchase rights granted under the 2023 ESPP that terminate without having been exercised in full will not reduce the number of shares available for issuance under the 2023 ESPP.
As of December 31, 2023, 2,293,816 shares and 238,600 shares were available for future issuance under the 2023 Plan and 2023 ESPP, respectively. No shares have been issued under the 2023 ESPP through December 31, 2023.
Stock option activity
Stock options granted under the 2021 Plan generally (i) are subject to requisite service requirements, (ii) vest over a four-year period with 25% of the options granted vesting after one year and the remainder vesting in equal monthly installments over the following 36 months, and (iii) allow for early exercise subject to repurchase. Stock options granted under the 2021 Plan to certain of the Company’s non-employees
vest in equal monthly installments over a four-year period or vested upon the achievement of a certain milestone event. The Company has not repurchased any shares of common stock issued pursuant to the early exercise of stock options granted under the 2021 Plan through December 31, 2023.
Stock options granted under the 2023 Plan generally (i) are subject to requisite service requirements, and (ii) vest over a four-year period with 25% of the options granted vesting after one year and the remainder vesting in equal monthly installments over the following 36 months.
The following table summarizes the stock option activity under the 2021 Plan and the 2023 Plan for the years ended December 31, 2023 and December 31, 2022 (weighted-average remaining contractual term (in years) is not stated in thousands):

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	1,916,194	$4.64	$3.00	8.65	$20,130
Granted	1,227,954	13.63	9.89
Exercised	(11,916)	4.27	2.75		—
Forfeited	(500,542)	9.36	6.67
Expired	(215,950)	3.73	2.38

Outstanding as of December 31, 2023	2,415,740	$8.32	$5.80	7.83	$13,689

Vested options outstanding and exercisable as of December 31, 2022	661,239	$3.75	$2.39	8.55	$7,540
Unvested options outstanding and exercisable as of December 31, 2022	1,254,955	$5.12	$3.32	8.70	$12,590
Vested options outstanding and exercisable as of December 31, 2023	933,200	$5.68	$3.53	6.78	$7,552
Unvested options outstanding and exercisable as of December 31, 2023	1,482,540	$9.98	$7.22	8.49	$6,137
The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock.
The total grant date fair values of options vested during the years ended December 31, 2023 and December 31, 2022 was $2.4 million and $1.6 million, respectively, including $0.1 million for a total of 342,404 stock options granted to certain nonemployees that vested upon the achievement of a certain milestone event during the year ended December 31, 2022.
The Company estimated the fair value of options granted using a Black-Scholes option pricing model with the following assumptions presented on a weighted average basis (not stated in thousands):

	Year Ended December 31,
	2023	2022
Risk-free interest rate	3.43%	2.76%
Expected term (in years)	5.78	6.03
Expected volatility	67.59%	73.36%
Expected dividend yield	0.00%	0.00%
The expected dividend yields are 0.00% as the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.
Stock-based compensation expense
Stock-based compensation expense was classified as follows in the Company’s consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
	2023	2022
Research and development expense	$1,751	$966
General and administrative expense	1,292	815

Total stock-based compensation expense	$3,043	$1,781

As of December 31, 2023 there was $9.8 million of unrecognized stock-based compensation expense related to unvested stock options estimated to be recognized over a weighted-average period of 2.97 years.